Taxes - Schedule of Liabilities Arising from its Operational Activities (Details) - Taxes [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Dec. 31, 2023
Schedule of Liabilities Arising from its Operational Activities [Line Items]
Tax payable	$ 239,580	$ 315,020	$ 164,096
Tax payable, Change value	$ 71,683
Tax payable, Change percentage	46.00%
Federal Tax Payable [Member]
Schedule of Liabilities Arising from its Operational Activities [Line Items]
Tax payable	$ 96,729	126,008	80,630
Tax payable, Change value	$ 16,099
Tax payable, Change percentage	20.00%
State Tax Payable [Member]
Schedule of Liabilities Arising from its Operational Activities [Line Items]
Tax payable	$ 142,698	188,822	83,270
Tax payable, Change value	$ 59,428
Tax payable, Change percentage	71.00%
Municipal Tax Payable [Member]
Schedule of Liabilities Arising from its Operational Activities [Line Items]
Tax payable	$ 153	$ 190	$ 196
Tax payable, Change value	$ (43)
Tax payable, Change percentage	(22.00%)